Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue - Disaggregated Revenue (Table)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
COA/Voyage revenues	$77,485	$53,649	$49,488
Time chartering revenues non-lease component	17,224	24,765	31,867
Dry port terminal revenues	78,740	73,112	80,180
Storage fees (dry port) revenues	1,518	3,364	3,452
Dockage revenues	3,876	3,948	4,310
Sale of products revenues-liquid port terminal	13,776	17,272	9,384
Liquid port terminal revenues	5,734	4,606	4,032
Other dry port terminal revenue	901	381	745
Turnover tax-non lease component	(361)	(375)	(441)
Revenue from contracts with customers	$198,893	$180,722	$183,017

Time chartering revenues lease component	$24,222	$34,827	$44,813
Turnover tax-lease component	(507)	(526)	(621)
Total revenue	$222,608	$215,023	$227,209

Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3):

	For the year ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$2,804	$74,681	$77,485
Time chartering revenues non-lease component	–	13,604	3,620	17,224
Dry port terminal revenues	78,740	–	–	78,740
Storage fees (dry port) revenues	1,518	–	–	1,518
Dockage revenues	3,876	–	–	3,876
Sale of products revenues-liquid port terminal	13,776	–	–	13,776
Liquid port terminal revenues	5,734	–	–	5,734
Other dry port terminal revenue	901	–	–	901
Turnover tax-non lease component	–	(261)	(100)	(361)
Revenue from contracts with customers	$104,545	$16,147	$78,201	$198,893
Time chartering revenues lease component	–	19,129	5,093	24,222
Turnover tax-lease component	–	(367)	(140)	(507)
Total revenue	$104,545	$34,909	$83,154	$222,608

	For the year ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$2,721	$50,928	$53,649
Time chartering revenues non-lease component	–	18,021	6,744	24,765
Dry port terminal revenues	73,112	–	–	73,112
Storage fees (dry port) revenues	3,364	–	–	3,364
Dockage revenues	3,948	–	–	3,948
Sale of products revenues-liquid port terminal	17,272	–	–	17,272
Liquid port terminal revenues	4,606	–	–	4,606
Other dry port terminal revenue	381	–	–	381
Turnover tax-non lease component	–	(345)	(30)	(375)
Revenue from contracts with customers	$102,683	$20,397	$57,642	$180,722
Time chartering revenues lease component	–	25,342	9,485	34,827
Turnover tax-lease component	–	(485)	(41)	(526)
Total revenue	$102,683	$45,254	$67,086	$215,023

	For the year ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$–	$1,924	$47,564	$49,488
Time chartering revenues non-lease component	–	18,944	12,923	31,867
Dry port terminal revenues	80,180	–	–	80,180
Storage fees (dry port) revenues	3,452	–	–	3,452
Dockage revenues	4,310	–	–	4,310
Sale of products revenues-liquid port terminal	9,384	–	–	9,384
Liquid port terminal revenues	4,032	–	–	4,032
Other dry port terminal revenue	745	–	–	745
Turnover tax-non lease component	–	(398)	(43)	(441)
Revenue from contracts with customers	$102,103	$20,470	$60,444	$183,017
Time chartering revenues lease component	–	26,641	18,172	44,813
Turnover tax-lease component	–	(560)	(61)	(621)
Total revenue	$102,103	$46,551	$78,555	$227,209

Revenue - Contract Balances (Table)
	December 31, 2021	December 31, 2020
Trade receivable from contract with customers (Note 13)	$44,026	$34,190
Contract assets	$418	$906
Contract liabilities (Note 2(g))	$1,473	$2,011

Revenue - Performance Obligations (Table)
Amount
2022	$84,537
2023	74,481
2024	70,795
2025	64,492
2026	53,087
2027 and thereafter	572,033
Total	$919,425